UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2016 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 20.7%	Amount ($)		Value ($)
DZ Bank AG (Yankee)
0.82%, 11/17/16	50,000,000		50,004,355
Norinchukin Bank/NY (Yankee)
0.90%, 1/10/17	200,000,000		200,071,100
Sumitomo Mitsui Banking Corp (Yankee)
0.95%, 1/10/17	200,000,000	[a]	200,124,700
Sumitomo Mitsui Trust Bank (Yankee)
0.95%, 1/11/17	150,000,000	[a]	150,092,145
Westpac Banking Corp/NY (Yankee)
1.04%, 11/14/16	150,000,000	[a,b]	150,109,380
Total Negotiable Bank Certificates of Deposit
(cost $750,401,680)			750,401,680
Commercial Paper - 19.3%
Credit Suisse New York
1.00%, 11/16/16	200,000,000		199,956,620
HSBC Bank PLC
1.25%, 1/5/17	200,000,000	[a,b]	200,152,540
Mizuho Bank Ltd/NY
0.90%, 1/4/17	200,000,000	[a]	199,758,780
NRW Bank
0.61%, 12/14/16	100,000,000	[a]	99,917,130
Total Commercial Paper
(cost $699,785,070)			699,785,070
Asset-Backed Commercial Paper - 9.6%
Collateralized Commercial Paper II Co., LLC
1.02%, 1/10/17	200,000,000	[a]	199,669,460
Victory Receivables Corp.
1.03%, 1/6/17	150,000,000	[a]	149,774,985
Total Asset-Backed Commercial Paper
(cost $349,444,445)			349,444,445
Time Deposits - 18.4%
Credit Industriel et Commercial (Grand Cayman)
0.31%, 11/1/16	170,000,000		170,000,000
ING Bank (London)
0.46%, 11/1/16	180,000,000		180,000,000
Natixis New York (Grand Cayman)
0.30%, 11/1/16	16,000,000		16,000,000
Svenska Handelsbanken (Grand Cayman)
0.30%, 11/1/16	150,000,000		150,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits - 18.4% (continued)	Amount ($)		Value ($)
Swedbank
0.30%, 11/1/16	150,000,000		150,000,000
Total Time Deposits
(cost $666,000,000)			666,000,000
Variable Rate Demand Notes - 13.2%
Emery County,
PCR, Refunding (PacifiCorp Projects) (LOC; Canadian
Imperial Bank of Commerce) 0.60%, 11/7/16	20,000,000	[c]	20,000,000
Gulf Coast Industrial Development Authority,
Revenue (ExxonMobil Project) 0.48%, 11/1/16	127,070,000	[c]	127,070,000
Massachusetts Water Resources Authority,
Subordinated General Revenue (Liquidity Facility;
JPMorgan Chase Bank) 0.58%, 11/7/16	53,500,000	[c]	53,500,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc.
Project) 0.48%, 11/1/16	53,150,000	[c]	53,150,000
Nassau Health Care Corporation,
Revenue (Nassau County Guaranteed) (LOC; Wells
Fargo Bank) 0.70%, 11/7/16	11,980,000	[c]	11,980,000
New York City,
GO Notes (LOC; TD Bank) 0.52%, 11/7/16	20,000,000	[c]	20,000,000
New York City,
GO Notes (LOC; Citibank NA) 0.54%, 11/7/16	30,100,000	[c]	30,100,000
New York State Housing Finance Agency,
Housing Revenue (8 East 102nd Street) (LOC; TD
Bank) 0.52%, 11/7/16	17,945,000	[c]	17,945,000
New York State Housing Finance Agency,
Housing Revenue (80 DeKalb Avenue) (LOC;
Landesbank Hessen-Thuringen Girozentrale) 0.61%,
11/7/16	39,400,000	[c]	39,400,000
Riverside County Asset Leasing Corporation,
Leasehold Revenue, Refunding (Southwest Justice
Center) (LOC; Wells Fargo Bank) 0.54%, 11/7/16	40,495,000	[c]	40,495,000
Santa Clara County Financing Authority,
LR, Refunding (Multiple Facilities Projects) (LOC;
Bank of America) 0.61%, 11/7/16	38,330,000	[c]	38,330,000
Tarrant County Cultural Education Facilities Finance
Corporation,
Revenue, Refunding (CHRISTUS Health) (LOC;
Sumitomo Mitsui Banking Corp.) 0.64%, 11/7/16	24,860,000	[c]	24,860,000
Total Variable Rate Demand Notes
(cost $476,830,000)			476,830,000
Repurchase Agreements - 21.4%
ABN AMRO Bank
0.49%, dated 10/31/16, due 11/1/16 in the amount
of $180,002,450 (fully collateralized by $19,747,791
Agency Collateralized Mortgage Obligation, Interest
Only, due 4/15/33-4/15/36, value $13,140,795,
$162,550,131 Corporate Debt Securities, 1.10%-
8.70%, due 11/21/16-7/15/46, value $172,138,700
and $44,778 Other Instrument (international debt),
2%, due 12/15/24, value $44,858)	180,000,000		180,000,000

	Principal
Repurchase Agreements - 21.4% (continued)	Amount ($)	Value ($)
Credit Agricole CIB
0.32%, dated 10/31/16, due 11/1/16 in the amount
of $397,003,529 (fully collateralized by
$383,307,551 U.S. Treasuries (including strips),
0.13%-3.75%, due 4/15/17, value $404,940,000)	397,000,000	397,000,000
Wells Fargo Securities LLC
0.56%, dated 10/27/16, due 11/3/16 in the amount
of $200,021,778 (fully collateralized by
$265,360,616 Private Label Collateralized Mortgage
Obligations, 0.69%-5.81%, due 10/18/30-9/17/58,
value $230,000,001)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $777,000,000)		777,000,000

Total Investments (cost $3,718,673,889)	102.6%	3,719,461,195
Liabilities, Less Cash and Receivables	(2.6%)	(92,750,880)
Net Assets	100.0%	3,626,710,315

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to
$1,349,599,120 or 37.21% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Negotiable Bank Certificates of
Deposit†	-	750,401,680	-	750,401,680
Asset-Backed Commercial Paper†	-	349,444,445	-	349,444,445
Commercial Paper†	-	699,785,070	-	699,785,070
Repurchase Agreements†	-	777,000,000	-	777,000,000
Time Deposits†	-	666,000,000	-	666,000,000
Variable Rate Demand Notes†	-	476,830,000	-	476,830,000

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At October 31, 2016, accumulated net unrealized appreciation on investments was $787,306, consisting of $797,314 gross unrealized appreciation and $10,008 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 13, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)